UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)    (Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

 (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

      6/30

Date of reporting period:  03/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2011

Shares				Value

	SYSTEMATIC TRADING COMPANIES - 19.6%
1,075,152	Alternative Strategies Limited Fund
	TOTAL SYSTEMATIC TRADING COMPANIES ( Cost - $115,779,026)			$ 107,342,261

Principal Amount ($)		Yield (a)	Maturity

	COMMERCIAL PAPER - 36.5%
8,610,000	American Water Capital Corp. (b)	0.320	4/4/2011	8,609,770
11,100,000	American Water Capital Corp. (b)	0.320	4/7/2011	11,099,408
1,600,000	Autozone, Inc. (b)	0.280	4/1/2011	1,600,000
5,000,000	Avery Dennison Corp. (b)	0.300	4/1/2011	5,000,000
14,700,000	Avery Dennison Corp. (b)	0.300	4/6/2011	14,699,387
1,800,000	Bank of Montreal	0.210	4/8/2011	1,799,927
5,135,000	Bank of Nova Scotia	0.200	4/1/2011	5,135,000
553,000	Bank of Nova Scotia	0.200	4/5/2011	552,988
500,000	Bank of Nova Scotia	0.200	4/18/2011	499,953
6,050,000	Bank of Nova Scotia	0.170	4/29/2011	6,049,200
18,750,000	BMW US Capital (b)	0.280	4/1/2011	18,750,000
1,934,000	BNP Paribas Finance, Inc.	0.200	4/1/2011	1,934,000
1,075,000	Caterpillar Financial Services Corp.	0.080	4/1/2011	1,075,000
1,400,000	ConocoPhillips Qatar Funding Ltd. (b)	0.240	4/7/2011	1,399,944
2,400,000	ConocoPhillips Qatar Funding Ltd. (b)	0.180	4/15/2011	2,399,832
700,000	ConocoPhillips Qatar Funding Ltd. (b)	0.180	4/21/2011	699,930
10,665,000	Credit Agricular North America, Inc.	0.220	4/13/2011	10,664,218
2,672,000	Dentsply International, Inc. (b)	0.300	4/1/2011	2,672,000
19,700,000	Dexia Delaware LLC	0.275	4/6/2011	19,699,248
6,500,000	John Deere Bank SA. (b)	0.180	4/14/2011	6,499,577
2,225,000	John Deere Credit Ltd.\Australia (b)	0.180	4/7/2011	2,224,933
830,000	John Deere Credit Ltd.\Australia (b)	0.190	4/12/2011	829,952
12,000,000	Kinder Morgan Energy Partners LP (b)	0.300	4/1/2011	12,000,000
9,200,000	Prudential Funding LLC	0.280	4/6/2011	9,199,642
2,450,000	Safeway Inc.	0.300	4/4/2011	2,449,939
15,000,000	Sempra Global (b)	0.300	4/5/2011	14,999,500
5,259,000	Societe Generale North America	0.210	4/1/2011	5,259,000
13,246,000	Societe Generale North America	0.190	4/15/2011	13,245,021
7,293,000	Spectra Energy Capital LLC (b)	0.330	4/1/2011	7,293,000
1,900,000	Spectra Energy Capital LLC (b)	0.330	4/6/2011	1,899,913
10,000,000	Spectra Energy Capital LLC (b)	0.330	4/11/2011	9,999,083
	TOTAL COMMERCIAL PAPER ( Cost - $200,239,365)			200,239,365

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.2%
37,180,000	Fannie Mae Discount Notes	0.0850	5/9/2011	37,176,664
2,075,000	Fannie Mae Discount Notes	0.0900	5/25/2011	2,074,720
305,000	Fannie Mae Discount Notes	0.2706	7/22/2011	304,744
5,000,000	Federal Farm Credit Bank	1.0200	3/1/2013	5,003,700
2,000,000	Federal Farm Credit Bank	0.8500	1/25/2013	1,997,400
15,405,000	Federal Farm Credit Bank	0.8400	4/4/2013	15,376,963
14,500,000	Federal Farm Credit Bank	0.7500	3/22/2013	14,470,420
2,500,000	Federal Farm Credit Bank	0.6000	10/4/2012	2,495,575
2,250,000	Federal Farm Credit Bank	0.5500	10/12/2012	2,244,105
2,255,000	Federal Farm Credit Bank	0.5000	11/9/2012	2,245,980
1,000,000	Federal Farm Credit Bank	0.3750	4/26/2012	998,860
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2010

Principal Amount ($)		Yield (a)	Maturity	Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.2% ( Continued)
1,150,000	Federal Home Loan Bank Discount Notes	0.0800	4/11/2011	$ 1,149,975
2,250,000	Federal Home Loan Bank Discount Notes	0.0800	4/13/2011	2,249,940
11,510,000	Federal Home Loan Bank Discount Notes	0.0600	4/27/2011	11,509,501
2,700,000	Federal Home Loan Bank Discount Notes	0.1050	6/8/2011	2,699,464
5,000,000	Federal Home Loan Bank Discount Notes	0.2505	7/15/2011	4,996,201
10,000,000	Federal Home Loan Banks	1.1500	3/8/2013	10,012,100
10,300,000	Federal Home Loan Banks	1.0000	4/16/2013	10,297,631
3,000,000	Federal Home Loan Banks	0.7500	12/14/2012	2,997,810
2,500,000	Federal Home Loan Banks	0.7000	12/10/2012	2,495,500
6,840,000	Federal Home Loan Banks	0.6250	10/18/2012	6,828,235
2,025,000	Federal Home Loan Banks	0.6250	11/15/2012	2,021,942
10,000,000	Federal Home Loan Banks	0.5800	8/8/2012	9,995,600
2,350,000	Federal Home Loan Banks	0.5500	10/25/2012	2,345,323
2,500,000	Federal Home Loan Banks	0.5000	8/23/2012	2,495,225
5,000,000	Federal Home Loan Mortgage Corp.	1.0000	1/28/2013	5,001,650
10,000,000	Federal Home Loan Mortgage Corp.	0.6250	2/19/2013	9,997,700
7,080,000	Federal National Mortgage Association	1.0000	1/7/2013	7,086,443
9,000,000	Federal National Mortgage Association	1.0000	1/18/2013	9,006,030
5,000,000	Federal National Mortgage Association	0.8000	12/13/2012	4,997,650
2,500,000	Federal National Mortgage Association	0.7500	12/6/2012	2,496,350
7,750,000	Federal National Mortgage Association	0.6250	11/9/2012	7,735,585
3,000,000	Federal National Mortgage Association	0.5500	11/1/2012	2,991,270
20,000,000	Freddie Mac Discount Notes	0.1200	6/20/2011	19,994,666
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ( Cost - $225,884,848 )			225,790,922

	TOTAL INVESTMENTS - 97.3% ( Cost - $541,903,239) (c)			$ 533,372,548
	OTHER ASSETS LESS LIABILITIES - 2.7%			14,977,312
	NET ASSETS - 100.0%			$ 548,349,860

(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(b)

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified intitutional buyers. At March 31, 2011 these securities amounted to  $122,676,229 or 22.4% of net assets.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the
	same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	3,855,781
			Unrealized Depreciation:	(12,386,472)
			Net Unrealized Depreciation:	$ (8,530,691)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2010

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Systematic Trading Companies	$ -	$ 107,342,261	$ -	$ 107,342,261
Commercial Paper	$ -	$ 200,239,365	$ -	$ 200,239,365
U.S. Government & Agency Obligations	$ -	$ 225,790,922	$ -	$ 225,790,922
Total	$ -	$ 533,372,548	$ -	$ 533,372,548
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/23/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/23/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/23/11